Risk management - Summary forborne portfolio by forberance type (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Forborne assets	€ 12,817	€ 13,089
% of total portfolio	1.50%	1.50%
Wholesale Banking
Disclosure of credit risk exposure [line items]
Forborne assets	€ 5,934	€ 6,063
% of total portfolio	1.90%	1.80%
Retail Banking
Disclosure of credit risk exposure [line items]
Forborne assets	€ 6,883	€ 7,026
% of total portfolio	1.30%	1.40%
Forborne
Disclosure of credit risk exposure [line items]
Increase (decrease) of forborne assets	€ (272)
Forborne | Wholesale Banking
Disclosure of credit risk exposure [line items]
Increase (decrease) of forborne assets	(129)
Forborne assets	€ 5,900	€ 6,100
% of total portfolio	1.90%	1.80%
Forborne | Retail Banking
Disclosure of credit risk exposure [line items]
Increase (decrease) of forborne assets	€ (143)
Loan modification
Disclosure of credit risk exposure [line items]
Forborne assets	€ 11,726	€ 11,881
% of total portfolio	1.40%	1.40%
Refinancing
Disclosure of credit risk exposure [line items]
Forborne assets	€ 1,091	€ 1,208
% of total portfolio	0.10%	0.10%
Of which: performing
Disclosure of credit risk exposure [line items]
Forborne assets	€ 7,178	€ 8,047
Of which: performing | Wholesale Banking
Disclosure of credit risk exposure [line items]
Forborne assets	3,191	3,919
Of which: performing | Retail Banking
Disclosure of credit risk exposure [line items]
Forborne assets	3,987	4,128
Of which: performing | Forborne | Wholesale Banking
Disclosure of credit risk exposure [line items]
Increase (decrease) of forborne assets	(728)
Of which: performing | Loan modification
Disclosure of credit risk exposure [line items]
Forborne assets	6,734	7,550
Of which: performing | Refinancing
Disclosure of credit risk exposure [line items]
Forborne assets	444	497
Of which: non-performing
Disclosure of credit risk exposure [line items]
Forborne assets	5,640	5,042
Of which: non-performing | Wholesale Banking
Disclosure of credit risk exposure [line items]
Forborne assets	2,743	2,144
Of which: non-performing | Retail Banking
Disclosure of credit risk exposure [line items]
Forborne assets	2,897	2,898
Of which: non-performing | Forborne
Disclosure of credit risk exposure [line items]
Increase (decrease) of forborne assets	599
Of which: non-performing | Loan modification
Disclosure of credit risk exposure [line items]
Forborne assets	4,993	4,331
Of which: non-performing | Refinancing
Disclosure of credit risk exposure [line items]
Forborne assets	€ 647	€ 711